SHARE-BASED COMPENSATION, Share Options Activity (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2021
Number of Share Options [Roll Forward]
Outstanding, beginning balance (in shares)	18,976,130	21,616,130	21,036,130
Granted (in shares)	0	0	580,000
Exercised (in shares)	0	0	0
Forfeited (in shares)	(5,492,000)	(2,640,000)	0
Expired (in shares)	(593,000)	0	0
Outstanding, ending balance (in shares)	12,891,130	18,976,130	21,616,130	21,036,130
Modification of option (in shares)					9,225,271
Outstanding modification of option (in shares)	9,225,271
Expected to vest, period end (in shares)	486,623
Exercisable, period end (in shares)	8,738,648
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 0.98	$ 1.07	$ 1.03
Granted (in dollars per share)	0	0	2.21
Exercised (in dollars per share)	0	0	0
Forfeited (in dollars per share)	1.42	1.66	0
Expired (in dollars per share)	1.19	0	0
Outstanding, ending balance (in dollars per share)	0.79	$ 0.98	$ 1.07	$ 1.03
Modification of option (in dollars per share)					$ 1.10
Outstanding modification of option (in dollars per share)	1.10
Expected to vest, period end (in dollars per share)	2.86
Exercisable, period end (in dollars per share)	$ 1.00
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Outstanding, weighted average remaining contractual term	2 years 7 months 6 days	3 years 6 months 21 days	4 years 8 months 8 days	5 years 7 months 6 days
Expected to vest, weighted average remaining contractual term	5 years 7 days
Exercisable, weighted average remaining contractual term	2 years 5 months 15 days
Outstanding, aggregate intrinsic value	$ 42,799,081	$ 24,410,306	$ 28,639,946	$ 27,246,206
Expected to vest, aggregate intrinsic value	1,399,353
Exercisable, aggregate intrinsic value	$ 41,399,727